Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Event

17. Subsequent Event

In January 2014, the Company’s Board of Directors approved the filing of a follow-on offering for the sale of up to 16,100,000 shares of common stock to the public, including up to 2,100,000 additional shares the underwriters have the option to purchase to cover over-allotments.